Related party transactions - General (Details) - USD ($) $ in Thousands					1 Months Ended									12 Months Ended
	Jan. 01, 2020	Nov. 01, 2016	Apr. 01, 2015	May 12, 2014	Oct. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Jun. 30, 2015	Mar. 31, 2015	Jun. 30, 2014	Apr. 30, 2014	Dec. 31, 2013	Dec. 31, 2019
GasLog Ltd. | Commercial management fee | GAS-three Ltd., GAS-four Ltd., and GAS-five Ltd.
Related Party Transactions
Annual fee per vessel				$ 360
GasLog Ltd. | Commercial management fee | GAS-seven Ltd.
Related Party Transactions
Annual fee per vessel		$ 360											$ 540
GasLog Ltd. | Commercial management fee | GAS-eight Ltd.
Related Party Transactions
Annual fee per vessel									$ 360
GasLog Ltd. | Commercial management fee | GAS-eleven Ltd.
Related Party Transactions
Annual fee per vessel								$ 360
GasLog Ltd. | Commercial management fee | GAS-twelve Ltd.
Related Party Transactions
Annual fee per vessel							$ 360
GasLog Ltd. | Commercial management fee | GAS-thirteen Ltd.
Related Party Transactions
Annual fee per vessel						$ 360
GasLog Ltd. | Commercial management fee | GAS-fourteen Ltd.
Related Party Transactions
Annual fee per vessel					$ 360
GasLog Ltd. | Commercial management fee | GAS-sixteen Ltd. and GAS-seventeen Ltd.
Related Party Transactions
Annual fee per vessel												$ 360
GasLog Ltd. | Commercial management fee | GAS-nineteen Ltd., GAS-twenty Ltd. and GAS-twenty-one Ltd.
Related Party Transactions
Annual fee per vessel											$ 360
GasLog Ltd. | Commercial management fee | GAS-twenty seven Ltd.
Related Party Transactions
Annual fee per vessel										$ 360
GasLog Ltd. | Administrative services fee
Related Party Transactions
Annual fee per vessel	$ 523													$ 608
Termination notice period				90 days
GasLog Ltd. | Management fees | GAS-eleven Ltd.
Related Party Transactions
Management fee fixed monthly charge per vessel								$ 46
GasLog Ltd. | Management fees | GAS-twelve Ltd.
Related Party Transactions
Management fee fixed monthly charge per vessel							$ 46
GasLog Ltd. | Management fees | GAS-thirteen Ltd.
Related Party Transactions
Management fee fixed monthly charge per vessel						$ 46
GasLog Ltd. | Management fees | GAS-fourteen Ltd.
Related Party Transactions
Management fee fixed monthly charge per vessel					$ 46
GasLog LNG Services | Management fees | GAS-three Ltd., GAS-four Ltd., and GAS-five Ltd.
Related Party Transactions
Management fee fixed monthly charge per vessel				$ 46
Superintendent fee per day upon threshold number of days				$ 1
Threshold number of days for superintendent fee				25 days
GasLog LNG Services | Management fees | GAS-three Ltd., GAS-four Ltd., and GAS-five Ltd. | Maximum
Related Party Transactions
Annual incentive bonus				$ 72
GasLog LNG Services | Management fees | GAS-seven Ltd.
Related Party Transactions
Management fee fixed monthly charge per vessel			$ 46
GasLog LNG Services | Management fees | GAS-sixteen Ltd. and GAS-seventeen Ltd.
Related Party Transactions
Management fee fixed monthly charge per vessel												$ 46
GasLog LNG Services | Management fees | GAS-nineteen Ltd., GAS-twenty Ltd. and GAS-twenty-one Ltd.
Related Party Transactions
Management fee fixed monthly charge per vessel											$ 46
GasLog LNG Services | Management fees | GAS-twenty seven Ltd.
Related Party Transactions
Management fee fixed monthly charge per vessel										$ 46